Shareholder Report, Average Annual Return (Details)			12 Months Ended		60 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Nov. 03, 2015	Apr. 29, 2015	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000205825
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dana Epiphany Equity Fund - Institutional
C000161987
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dana Epiphany Small Cap Equity Fund - Institutional
C000131830
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dana Large Cap Equity Fund - Institutional
C000131829
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dana Large Cap Equity Fund - Investor
C000123465
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Foundry Partners Small Cap Value - I
C000123466
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Foundry Partners Small Cap Value - Investor
C000123870
Average Annual Return [Line Items]
Line Graph and Table Measure Name				SMI Dynamic Allocation Fund
C000123869
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMI Multi-Strategy Fund
C000123868
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Sound Mind Investing Fund
Without Sales Load [Member] | C000205825
Average Annual Return [Line Items]
Average Annual Return, Percent			34.49%		10.32%			8.87%
Without Sales Load [Member] | C000161987
Average Annual Return [Line Items]
Average Annual Return, Percent			34.04%		10.42%	7.02%
Without Sales Load [Member] | C000131830
Average Annual Return [Line Items]
Average Annual Return, Percent			39.37%		12.62%			11.14%
Without Sales Load [Member] | C000131829
Average Annual Return [Line Items]
Average Annual Return, Percent			38.97%		12.34%			10.85%
Without Sales Load [Member] | C000123465
Average Annual Return [Line Items]
Average Annual Return, Percent			22.04%		10.35%			7.72%
Without Sales Load [Member] | C000123466
Average Annual Return [Line Items]
Average Annual Return, Percent			21.77%		10.08%			7.45%
Without Sales Load [Member] | C000237915
Average Annual Return [Line Items]
Average Annual Return, Percent			33.68%		12.20%			10.05%
Without Sales Load [Member] | C000123870
Average Annual Return [Line Items]
Average Annual Return, Percent			19.16%		3.94%			2.92%
Without Sales Load [Member] | C000123869
Average Annual Return [Line Items]
Average Annual Return, Percent			21.65%		6.77%		4.99%
Without Sales Load [Member] | C000123868
Average Annual Return [Line Items]
Average Annual Return, Percent			26.20%		9.13%			7.30%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			38.02%		15.27%			13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			38.02%		15.27%	13.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			38.02%		15.27%			13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			38.02%		15.27%			13.00%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			37.86%		14.60%			12.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			37.86%		14.60%			12.44%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			38.02%		15.27%			13.00%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			30.00%		9.20%	9.44%
Morningstar US Small Core TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Core Index
Average Annual Return, Percent			32.77%		9.39%	9.22%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			31.77%		8.42%			7.33%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			31.77%		8.42%			7.33%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent			38.02%		15.27%			13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			38.02%		15.27%		13.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent			38.02%		15.27%			13.00%